Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2011
Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2011		2010
Ships, including ship improvements	$39,764		$37,348
Ships under construction	526		696

	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934

Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)

	$32,054	(a)	$30,967	(a)

(a)	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.